Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

11. Subsequent Events

On July 16, 2012, the Company entered into a Securities Purchase Agreement (the “SPA”) for the sale of a Note and warrants (the “Warrants”) to purchase shares of common stock. Pursuant to the SPA, the Company issued a Note in the amount of $1,100,000 and Warrants exercisable at $6.40 per share to purchase 78,125 shares of common stock.

The Note matures on January 16, 2013. The Note includes an Original Issue Discount of ten percent. If the Note is repaid by November 16, 2012, there is no interest charge. If it is repaid after that date, there is a one-time interest payment of 10% that will be applied to the outstanding principal. The Note may be prepaid at any time. The Note also provides for repayment upon the closing of the earlier of (1) any financing transaction or series of financing transactions with gross proceeds of at least $10,000,000 or (2) the Company’s proposed offering pursuant to the registration statement on Form S-1 filed on June 29, 2012 (the “Public Offering”). The Note is convertible into shares of the Company’s common stock at a price of 80% of the market price at the time of conversion, determined according to a market based formula. The Warrants do not become exercisable until 90 days following the closing of the Public Offering, provided that the Public Offering or an equivalent financing closes within 90 days of the issuance date. The Warrants are exercisable for a period of four years. The Warrants may be exercised on a cashless basis if there is no effective registration statement registering the resale of the underlying shares.

The Company paid an origination amount of 46,875 shares covering both this $1.1 million financing and a recent $500,000 investment by the same party. The Company paid a placement agent amount of 31,250 shares. The placement agent also received a fee of 8% of the gross proceeds to the Company.

On July 25, 2012, the Company announced that its partner in Germany, Fraunhofer IZI, has received the official approval and certification from the regional and national regulatory agencies in Germany (including the Paul-Ehrlich-Institut, or PEI – the German equivalent of the U.S. FDA) for the manufacture of the Company’s DCVax®-L immune therapy for human patients with Glioblastoma multiforme brain cancer.

On August 8, 2012, the “Company announced that it entered  into amended agreements to double the production capacity in the U.S. for the manufacture of the Company’s DCVax®-L immune therapy for Glioblastoma multiforme patients and also announcing that the Company’s German partner, Fraunhofer IZI, has all of the necessary regulatory approvals and is fully operational for manufacturing of DCVaX®-L, and the Company’s UK Partner, Kings College Hospital, also has all of the necessary regulatory approvals and is in the final stages of preparations for such manufacturing. The Company further announced that both of its European partners will be able to deliver DCVaX®-L anywhere in Europe.

On August 8, 2012, the Company entered into a Securities Purchase Agreement (the “Agreement”) for the sale of OID Convertible Notes (the “OID Notes”) and warrants (the “August 2012 Warrants”) to purchase shares of common stock of the Company. Pursuant to the Agreement, the Company issued Notes in the aggregate principal amount of $1,136,665 and August 2012 Warrants exercisable at $5.60per share to purchase an aggregate 118,403 shares of common stock of the Company.

The OID Notes mature on December 4, 2012. No interest shall accrue on the OID Notes unless there is an event of default. The OID Notes may be prepaid at any time upon notice to the holders of the OID Notes The OID Notes are convertible at any time into shares of common stock at a conversion price of $4.80 per share subject to adjustment. The August 2012 Warrants are exercisable at any time up until five (5) years after the date of issuance. The August 2012 Warrants may be exercised on a cashless basis if there is no effective registration statement registering the resale of the underlying shares. If the Company issues any common stock or common stock equivalents at a price below the exercise price of the August 2012 Warrants (the “Base Share Price”), the exercise price of the August 2012 Warrants shall be reduced to the Base Share Price.

Other

Between July and August 2012, the Company converted $1.7 million of liabilities into 600,000 shares of common stock.

(12)  Subsequent Events

On January 13, 2012 the Company entered into a Convertible Loan Agreement and Promissory Notes with an affiliated investor for an aggregate of $200,000 with an OID of 10% and one time interest charge of 10%. The note will also bear 100% warrant coverage with an exercise price of $6.40 per share

The Company entered into an $802,000 convertible note with a non-affiliated investor (the “Note”), completing a series of transactions initially entered into on January 19, 2012, with the investor. The Note provided for original issue discount (OID) of ten percent and an annual interest rate of nine percent.  The Note attributed $220,000 of the proceeds as a payment in lieu of the Company drawing upon an earlier convertible borrowing obligation of $666,666 which would have carried a 40% discount to the market price upon conversion.  The Note also provided for an additional $500,000 advance to the Company and is convertible at any time after closing.  The conversion price for the $500,000 tranche is equal to a twenty percent discount from the market price at the time of conversion. The conversion price for the $220,000 tranche is equal to a fifteen percent discount from the market price at the time of conversion.

On January 20, 2012 the Company entered into a $75,000 note payable with a non-affiliated investor. The terms provided conversion at $5.92 cents per share and a 30% warrant at $9.12 per share.

On January 31, 2012, the Company completed financings involving several parties and a series of tranches. The Company entered into two convertible notes totaling $605,000 with Toucan Partners (the “Toucan Notes”). These Toucan Notes provided for OID of ten percent and an annual interest rate of six percent.

The Toucan Notes are convertible at any time after closing. The conversion price is equal to a five percent discount from the market price at the time of conversion. The Toucan Notes are payable on demand, with one week prior notice. The Toucan Notes include one warrant for each share of the Company’s common stock into which the Toucan Notes are convertible.

The Company entered into a $200,000 convertible note with an officer of the Company (the “Affiliate Note”). The officer’s Note provided for OID of ten percent and an annual interest rate of six percent. The officer’s Notes are convertible at any time after closing. The conversion price is equal to a five percent discount from the market price at the time of conversion. The officer’s Note is payable on demand, with one week prior notice. The Affiliate Note includes one warrant for each share into which the Affiliate Note is convertible.

On February 9, 2012, the Company entered into an agreement with Toucan Partners LLC for financing of up to $2.25 million. Toucan provided the first $1.5 million of the funding at the time of execution, and will provide further funding when certain consents are obtained. In consideration of the financing, the Company issued to Toucan a convertible promissory note (the “Note”). The Note bears an Original Issue Discount (OID) of ten percent. The Note is payable on demand, with fourteen days’ prior notice. The Note is convertible at any time at a five percent discount to the market price of the common stock at the time of conversion. The Note is unsecured, but will become secured if the Company enters into any secured financing or encumbrance upon its assets while any portion of the Note remains outstanding or if there is an event of default under the Note. Pursuant to the Note, the Company also issued to Toucan warrants to purchase shares of the Company’s common stock, comprising one hundred percent warrant coverage of the repayment amount under the Note. The exercise price of the warrants will be $6.40 per share if the Company can obtain a waiver of any applicable anti-dilution provisions. If such waiver is not obtained, the exercise price of the warrants will be $9.12 per share, and the warrant coverage will be correspondingly adjusted

On February 23, 2012, a majority of the Company 's shareholders voted on and successfully passed a motion to increase the number of the Company's authorized shares of common stock to 450 million from 150 million. This motion will allow the Company to continue to raise capital through equity sales and eliminate the need for the valuation for excess shares that the Company recorded during the year ended December 31, 2011.

On March 2, 2012 the Company received $250,000 as the 2nd tranche of the $2.25 million financing agreement with Toucan Partners LLC.

On March 6, 2012 the Company received $500,000 as the 3nd tranche of the $2.25 million financing agreement with Toucan Partners LLC.

On March 15, 2012, the Company issued 13,542 shares of common stock to a private investor at $4.80 per share for net proceeds of $65,000.

On April 2, 2012, the Company received the first tranche, $1.7 million, from the issuance of a $2.5 million 8% secured note to Four M Purchasers, LLC. The remaining balance of the note is expected to be received within 90 days of the execution of the note. The loan agreement provides for the issuance of a five year warrant to purchase shares of common stock under the loan agreement at an exercise price of $6.40 per share. The Company also granted the lender a security interest in the Company's intellectual property and provides for the extension of the maturity date of the note issued to the Company dated November 10, 2011.

During the quarter ended, March 31, 2012, the Company issued 518,750 shares of common stock in addition to the share issuances described above. Of that amount, 512,500 shares were issued related to of loan conversions and 2,938 were issued in respect of consulting services rendered. During the quarter ended March 31, 2012, $3.4 million of debt principal was converted.